Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GREAT-WEST FUNDS INC
Prospectus Date	rr_ProspectusDate	Aug. 28, 2019
Great-West Core Strategies: International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. In addition to the fees and expenses described below, you may be required to pay your financial professional brokerage commissions when you purchase or sell Institutional Class shares, which are not reflected in the table or example.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 28, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate generally indicates higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal period (June 25, 2018 to April 30, 2019), the Fund’s turnover rate was 29% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	29.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are estimated for Investor Class shares because the class has not yet commenced operations.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 in the Fund for the time periods indicated and applies whether you hold or redeem all of your shares at the end of each period. The Example also assumes that the Expense Limit is in place for the first year, that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of issuers economically tied to countries other than the U.S., including those in emerging markets. Equity securities may be represented by other investment instruments, including depositary receipts, derivatives, and exchange-traded funds that track the return of a broadly-based international securities index. Derivatives instruments include futures, forward contracts, options, structured securities, and swaps. The Fund may from time to time, have significant investments in a particular sector or country, a small number of countries, or a particular geographic region; provided that the Fund will, under normal circumstances, invest in at least three different countries other than the U.S. The Fund may have exposure to non-U.S. stocks across any market capitalization and style and the Fund’s exposure will vary from time to time across sectors.

The issuer of a security or other investment is generally deemed to be economically tied to a particular country other than the U.S. if: the security or other investment is issued or guaranteed by the government of that country or any of its agencies, authorities or instrumentalities; the issuer is organized under the laws of that country; the issuer maintains a principal office in that country; the issuer has its principal securities trading market in that country; the issuer derives 50% or more of its total revenues from goods sold or services performed in that country; the issuer has 50% or more of its assets in that country; or the issuer is included in an index which is representative of that country.

The Fund’s investment portfolio is managed by three sub-advisers: Franklin Templeton Institutional, LLC (“Franklin Templeton”), Irish Life Investment Managers Limited (“ILIM”), and LSV Asset Management (“LSV”) (each, a “Sub-Adviser,” and collectively, the “Sub-Advisers”). Franklin Templeton employs a disciplined, bottom-up investment approach to identify attractive investment opportunities that have higher expected revenue and earnings growth than their peers. ILIM seeks to invest in equity securities contained in the MSCI EAFE® Index in as close as possible a proportion as each stock’s weight in the MSCI EAFE Index. LSV employs a deep-value strategy that seeks to invest in undervalued international companies with high potential for near-term price appreciation.

		GWCM intends to maintain a strategic asset allocation of the Fund’s assets with each Sub-Adviser and reviews the asset allocations on a quarterly basis, or more frequently as deemed necessary. As of the date of this Prospectus, the target asset allocation is a 15% allocation of the Fund’s assets to Franklin Templeton, a 50% allocation of the Fund’s assets to ILIM, and a 35% allocation of the Fund’s assets to LSV. Notwithstanding these target allocations, allocations may, from time to time, vary from the target allocation. Additionally, GWCM may change the asset allocations at any time without shareholder notice or approval.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following is a summary of the principal investment risks of investing in the Fund:

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Equity Securities Risk - The value of a company’s stock may fall as a result of factors which directly relate to that company, such as lower demand for the company’s products or services or poor management decisions. In addition, a company’s stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of the stock will usually react more strongly than bonds and other debt to actual or perceived changes in a company’s financial condition or progress.

Developing and Emerging Markets Risk - Stocks of companies located in emerging markets may be substantially more volatile, and substantially less liquid, than the stocks of companies located in more developed foreign markets. Emerging market countries may experience higher inflation, interest rates and unemployment, greater social, economic, regulatory and political uncertainties, and greater volatility in currency exchange rates than more developed countries.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in a single country, a limited number of countries or a particular geographic region in which the Fund is invested will have a significant impact on the performance of the Fund.

Depositary Receipts Risk - Depositary receipts are generally subject to the same sort of risks as direct investments in a foreign country, such as, currency risk, political and economic risk, and market risk, because their values depend on the performance of a foreign security denominated in its home currency.

Currency Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.

Market Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, a sector of the economy, or the market as a whole.

Growth Stock Risk - Growth stocks can be volatile for several reasons. Since they usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. Also, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Value Stock Risk - The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Securities of small and medium size companies have lower trading volume and are less liquid than securities of larger, more established companies. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Focus Risk - Issuers in a single industry, sector, country, or region can react similarly to market, currency, political, economic, regulatory, geopolitical, and other conditions, and the Fund's performance will be affected by the conditions in the industries, sectors, countries and regions to which the Fund is exposed.

Index Risk - It is possible the MSCI EAFE Index may perform unfavorably and/or underperform the market as a whole. The portion of the Fund sub-advised by ILIM is not actively managed and the portfolio managers do not attempt to take defensive positions in declining markets. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the portion of the Fund sub-advised by ILIM employed an active strategy.

Tracking Error Risk - The portion of the Fund sub-advised by ILIM may not be able to precisely track the performance of the MSCI EAFE Index.

Quantitative Model Risk - The success of the investment strategy for the portion of the Fund managed by LSV depends largely upon the effectiveness of LSV's quantitative model. LSV's ability to monitor and, if necessary, adjust its quantitative model could be adversely affected by various factors, including incorrect or outdated market and other data inputs.

Multi-Manager Risk - Each Sub-Adviser makes investment decisions independently. It is possible that the Sub-Advisers’ security selection processes may not complement one another and the Fund may have buy and sell transactions in the same security on the same day. The Sub-Advisers may underperform the market generally or other sub-advisers.

Management Risk - A strategy used by the portfolio managers may fail to produce the intended results.

Derivatives Risk - The Fund may invest in derivative instruments, including but not limited to, futures, forward contracts, options, structured securities, and swaps. Using derivatives can disproportionately increase losses and reduce opportunities for gains when security prices, currency rates or interest rates are changing. The Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets, and may increase the Fund’s volatility. There can be no assurance that the Fund’s use of derivative contracts will work as intended, and it is possible for the Fund to lose more than its original investment.

Exchange-Traded Fund (“ETF”) Risk - An ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. An ETF may trade at a premium or discount, and it is possible that an active trading market will not be maintained or that trading will be halted. For index ETFs, there is no guarantee that an ETF will achieve a high degree of correlation to the performance of its index. Fund shareholders indirectly bear their proportionate share of the expenses of the ETFs in which the Fund invests. Lack of liquidity in an ETF could result in it being more volatile.

		An investment in the Fund is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.
Risk Lose Money [Text]	rr_RiskLoseMoney	is subject to the possible loss of your original investment.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency,
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	No performance data is provided because Institutional Class shares commenced operations on June 25, 2018, Class L shares commenced operations on September 10, 2018 and Investor Class shares have not yet commenced operations. Performance information will appear in future versions of this Prospectus after the Institutional Class, Investor Class, and Class L shares have annual returns for one complete calendar year.

		Updated performance information may be obtained at www.greatwestfunds.com (the website does not form a part of this Prospectus).
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance data is provided because Institutional Class shares commenced operations on June 25, 2018, Class L shares commenced operations on September 10, 2018 and Investor Class shares have not yet commenced operations.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.greatwestfunds.com
Great-West Core Strategies: International Equity Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.53%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_Component2OtherExpensesOverAssets	1.54%	[1]
Total Other Expenses	rr_OtherExpensesOverAssets	1.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.07%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	1.42%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.65%
1 Year	rr_ExpenseExampleYear01	$ 66
3 Years	rr_ExpenseExampleYear03	511
5 Years	rr_ExpenseExampleYear05	982
10 Years	rr_ExpenseExampleYear10	2,287
1 Year	rr_ExpenseExampleNoRedemptionYear01	66
3 Years	rr_ExpenseExampleNoRedemptionYear03	511
5 Years	rr_ExpenseExampleNoRedemptionYear05	982
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,287
Great-West Core Strategies: International Equity Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.53%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	0.35%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.31%	[1]
Total Other Expenses	rr_OtherExpensesOverAssets	0.66%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.19%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.19%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.00%
1 Year	rr_ExpenseExampleYear01	$ 102
3 Years	rr_ExpenseExampleYear03	359
5 Years	rr_ExpenseExampleYear05	636
10 Years	rr_ExpenseExampleYear10	1,426
1 Year	rr_ExpenseExampleNoRedemptionYear01	102
3 Years	rr_ExpenseExampleNoRedemptionYear03	359
5 Years	rr_ExpenseExampleNoRedemptionYear05	636
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,426
Great-West Core Strategies: International Equity Fund | Class L
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.53%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	0.35%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.31%	[1]
Total Other Expenses	rr_OtherExpensesOverAssets	0.66%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.44%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.19%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.25%
1 Year	rr_ExpenseExampleYear01	$ 127
3 Years	rr_ExpenseExampleYear03	437
5 Years	rr_ExpenseExampleYear05	769
10 Years	rr_ExpenseExampleYear10	1,708
1 Year	rr_ExpenseExampleNoRedemptionYear01	127
3 Years	rr_ExpenseExampleNoRedemptionYear03	437
5 Years	rr_ExpenseExampleNoRedemptionYear05	769
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,708

[1]	Other Expenses are estimated for Investor Class shares because the class has not yet commenced operations.
[2]	Great-West Capital Management, LLC (“GWCM”), the Fund’s investment adviser, has contractually agreed to waive management fees or reimburse expenses if total annual fund operating expenses of a Class exceed 0.65% of the Class's average daily net assets, excluding distribution and service (12b-1) fees, shareholder services fees, brokerage expenses, taxes, dividend interest on short sales, interest expenses, and any extraordinary expenses, including litigation costs (the “Expense Limit”). The agreement’s current term ends on August 28, 2020 and automatically renews for one-year terms unless it is terminated by Great-West Funds, Inc. or GWCM upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. Under the agreement, GWCM may recoup, subject to Board approval, these waivers and reimbursements in future periods, not exceeding three years following the particular waiver/reimbursement, provided total annual fund operating expenses of a Class plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment.